Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Amortized cost	R$ 1,010,644	R$ 994,759
Financial assets securities [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	133,119	110,395
Expected loss	(2,653)	(3,646)
Net amortized cost	130,466	106,749
Financial assets securities [Member] | Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	56,355	54,064
Expected loss	(52)	(58)
Net amortized cost	56,303	54,006
Financial assets securities [Member] | Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	17,226	6,700
Expected loss	0	(3)
Net amortized cost	17,226	6,697
Financial assets securities [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	335	356
Expected loss	0	(3)
Net amortized cost	335	353
Financial assets securities [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	621	256
Net amortized cost	621	256
Financial assets securities [Member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	3,427	1,385
Net amortized cost	3,427	1,385
Financial assets securities [Member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	4,984	2,411
Net amortized cost	4,984	2,411
Financial assets securities [Member] | Government securities - abroad [member] | United States [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	80	19
Net amortized cost	80	19
Financial assets securities [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	7,763	2,258
Net amortized cost	7,763	2,258
Financial assets securities [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	16	15
Net amortized cost	16	15
Financial assets securities [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	59,538	49,631
Expected loss	(2,601)	(3,585)
Net amortized cost	56,937	46,046
Financial assets securities [Member] | Rural product note [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	5,388	4,181
Expected loss	(47)	(178)
Net amortized cost	5,341	4,003
Financial assets securities [Member] | Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	54	123
Net amortized cost	54	123
Financial assets securities [Member] | Real estate receivables certificates [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	5,844	9,876
Expected loss	(2)	(361)
Net amortized cost	5,842	9,515
Financial assets securities [Member] | Debentures [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	41,053	29,001
Expected loss	(2,532)	(3,013)
Net amortized cost	38,521	25,988
Financial assets securities [Member] | Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	1,083	4,005
Expected loss	(1)	(2)
Net amortized cost	1,082	4,003
Financial assets securities [Member] | Promissory notes [Member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	5,001	1,069
Expected loss	(3)	(14)
Net amortized cost	4,998	1,055
Financial assets securities [Member] | Other [member] | Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	1,115	1,376
Expected loss	(16)	(17)
Net amortized cost	R$ 1,099	R$ 1,359